Risk Management (Details) - Schedule of Macro Economical Forward - Average estimates 2025 - Macro Economic	12 Months Ended
Dec. 31, 2025
Unfavorable scenario 2 | Chilean Central Bank interest rates
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.85%
Unfavorable scenario 2 | Unemployment rate
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	10.03%
Unfavorable scenario 2 | Housing Price growth
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(1.02%)
Unfavorable scenario 2 | GDP growth
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	(0.80%)
Unfavorable scenario 2 | Consumer Price Index
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	1.07%
Unfavorable scenario 1 | Chilean Central Bank interest rates
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	2.32%
Unfavorable scenario 1 | Unemployment rate
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	8.89%
Unfavorable scenario 1 | Housing Price growth
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	62.00%
Unfavorable scenario 1 | GDP growth
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	1.10%
Unfavorable scenario 1 | Consumer Price Index
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	0.67%
Base scenario | Chilean Central Bank interest rates
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.25%
Base scenario | Unemployment rate
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.40%
Base scenario | Housing Price growth
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	2.78%
Base scenario | GDP growth
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.58%
Base scenario | Consumer Price Index
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	3.00%
Favorable scenario 1 | Chilean Central Bank interest rates
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.18%
Favorable scenario 1 | Unemployment rate
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.91%
Favorable scenario 1 | Housing Price growth
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.94%
Favorable scenario 1 | GDP growth
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.06%
Favorable scenario 1 | Consumer Price Index
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	5.33%
Favorable scenario 2 | Chilean Central Bank interest rates
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.65%
Favorable scenario 2 | Unemployment rate
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	4.77%
Favorable scenario 2 | Housing Price growth
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	6.59%
Favorable scenario 2 | GDP growth
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.97%
Favorable scenario 2 | Consumer Price Index
Schedule of Macro Economical Forward [Line Items]
Percentage of macroeconomic annual growth forecasts	7.07%